united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/15

Item 1. Reports to Stockholders.

Semi - Annual Report
December 31, 2015

Quantified Managed Income Fund
Investor Class Shares [QBDSX]

Quantified All-Cap Equity Fund
Investor Class Shares [QACFX]

Quantified Market Leaders Fund
Investor Class Shares [QMLFX]

Quantified Alternative Investment Fund
Investor Class Shares [QALTX]

Quantified STF Fund
Investor Class Shares [QSTFX]
Advisor Class Shares [QSTAX]

1-855-64-QUANT (1-855-647-8268)
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

February 24, 2016

Dear Shareholders:

This Semi-annual report for the Quantified Funds covers the period from July 1, 2015 – December 31, 2015. The Quantified Funds are comprised of the Quantified All-Cap Equity Fund, the Quantified Alternative Fund, the Quantified Managed Bond Fund (whose name was changed to the Quantified Managed Income Fund on August 4, 2015), the Quantified Market Leaders Fund, and commencing November 13, 2015, the Quantified STF Fund.

Although the S&P 500 ended the year -0.93%, little changed from July 1st, the period was volatile. The Index went back and forth across its opening price of 2058.20 on January 2, 2015, eight times during the six month period and experienced an 11% move from its closing on August 17th of 2102.44 to that of August 25th of 1867.61.

The Quantified All-Cap Equity Fund had a negative return of 3.48% for the period compared with 0.15% for the S&P Total Return Index. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk.

The Quantified Alternative Investment Fund had a negative return of 4.51% for the period versus 0.15% for the S&P Total Return Index. The Fund’s investment objective is to seek high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk.

The Quantified Managed Income Fund returned negative 1.23% for the period compared with 0.65% for the Barclays Aggregate Bond Index. The Fund’s investment objective during the initial period was to seek high total return from fixed income investments on an annual basis consistent with a high tolerance for risk. On August 4, 2015, the Fund changed its name to The Quantified Managed Income Fund, and its investment objective to seek high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk. The Fund changed certain of its principal investment strategies to expand the universe of income-producing securities in which it invests and discontinued its 80% bond investment policy. The Sub-adviser believes that these changes will give it greater flexibility in a rising rate environment.

The Quantified Market Leaders Fund had a negative return of 7.55% for the period versus a negative return of 1.97% for the Dow Jones Wilshire 5000 Total Return Index. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk.

The Quantified STF Fund, which began operations on November 13, 2015, returned a negative 1.90% from its inception through year-end compared with a return of 2.02% for the NASDAQ 100 Index. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk. Investments are based solely on the price movements of the NASDAQ 100 Index.

All of the Quantified Funds are actively managed with dynamic, computer-driven, risk managed strategies that have been time tested to respond to many different markets. In many cases, the sideways market of 2015 with its frequent trend reversals worked against this active management. However, the sub-advisor’s active management strives to position the Funds to address both the short-term weakness and the longer-term success it believes is likely to be experienced by stocks in 2016.

Thank you for your trust in us. If at any time you would like further information about the Funds or Flexible Plan’s investment approach, please go to the website of Flexible Plan, the Sub-advisor, at www.flexibleplan.com/market_hotline.

Jerry Wagner	Catherine Ayers-Rigsby

Flexible Plan Investments, Ltd.	Advisors Preferred, LLC

Sub-adviser	Adviser

Quantified Managed Income Fund

Portfolio Review (Unaudited)

December 31, 2015

The Fund’s performance figures* for the periods ended December 31, 2015, as compared to its benchmark:

			Annualized
			Since Inception
	Six Months	One Year	August 9, 2013
Quantified Managed Income Fund - Investor Class	(1.23)%	(3.40)%	(0.68)%
Barclays Aggregate Bond Index **	0.65%	0.55%	2.75%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 28, 2015, was 1.79%. For performance information current to the most recent month-end, please call 1-855-647-8268.

**	Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

The Portfolio holding by types of investments are as follows:

Holdings by Type of Investment:	% of Net Assets
Exchange Traded Funds:
Debt Funds	74.6%
Equity Fund	2.0%
Common Stock	10.0%
Money Market Funds	13.9%
Liabilities less Other Assets	(0.5)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Quantified Managed Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2015

Shares		Value
	COMMON STOCK - 10.0%
	BEVERAGES - 1.0%
2,722	PepsiCo, Inc.	$271,982

	ENVIRONMENTAL CONTROL - 1.0%
5,278	Waste Management, Inc.	281,687

	HOUSEHOLD PRODUCTS / WARES - 2.0%
3,279	Church & Dwight Co., Inc.	278,322
2,113	Clorox Co.	267,992
		546,314
	INSURANCE - 4.0%
3,926	Arch Capital Group Ltd. *	273,839
1,543	Everest Re Group Ltd.	282,508
5,440	ProAssurance Corp.	264,003
2,484	Travelers Cos., Inc.	280,344
		1,100,694
	REITS - 2.0%
16375	Apollo Commercial Real Estate Finance, Inc.	282,141
41482	MFA Financial, Inc.	273,781
		555,922

	TOTAL COMMON STOCK (Cost - $2,830,720)	2,756,599

	EXCHANGE TRADED FUNDS - 76.6%
	DEBT FUNDS - 74.6%
13,395	iShares 7-10 Year Treasury Bond ETF	1,414,378
10,031	iShares Core U.S. Aggregate Bond ETF	1,083,448
39,802	iShares Floating Rate Bond ETF	2,007,613
2,748	iShares Select Dividend ETF	206,512
177,493	Market Vectors Intermediate Municipal ETF	4,254,507
6,164	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	564,746
50,973	PowerShares Preferred Portfolio	762,046
58,203	SPDR Doubleline Total Return Tactical ETF	2,828,666
232,823	SPDR Nuveen Barclays Municipal Bond ETF	5,676,225
8,261	Vanguard Short-Term Bond ETF	657,328
13,423	Vanguard Total Bond Market ETF	1,084,042
		20,539,511
	EQUITY FUND - 2.0%
19,011	SPDR Ssga Income Allocation ETF	562,345

	TOTAL EXCHANGE TRADED FUNDS (Cost - $21,196,261)	21,101,856

	SHORT-TERM INVESTMENTS - 13.9%
	MONEY MARKET FUNDS - 13.9%
1,909,149	AIM STIT - Liquid Assets Portfolio - Institutional Class 0.12% (a)	1,909,149
1,909,149	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.13% (a)	1,909,149
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,818,298)	3,818,298

	TOTAL INVESTMENTS - 100.5% (Cost - $27,845,279) (b)	$27,676,753
	LIABILITIES LESS OTHER ASSETS - (0.5) %	(132,388)
	NET ASSETS - 100.0%	$27,544,365

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

*	Non-Income producing investment.

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,221,909 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$69,900
Unrealized Depreciation:	(615,056)
Net Unrealized Depreciation:	$(545,156)

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund
Portfolio Review (Unaudited)
December 31, 2015

The Fund’s performance figures* for the periods ended December 31, 2015, as compared to its benchmark:

			Annualized
			Since Inception
	Six Months	One Year	August 9, 2013
Quantified All-Cap Equity Fund - Investor Class	(3.48)%	(2.68)%	0.55%
S&P 500 Total Return Index **	0.15%	1.38%	10.50%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 28, 2015, was 1.61%. For performance information current to the most recent month-end, please call 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

The Portfolio holding by types of investments are as follows:

Top Ten Holdings by Sector:	% of Net Assets
Exchange Traded Funds:
Debt Funds	12.2%
Equity Funds	3.7%
Common Stock:
Insurance	14.5%
Reits	13.5%
Banks	6.8%
Household Products	4.8%
Beverages	3.5%
Commercial Services	3.0%
Computers	2.7%
Money Market Funds	11.9%
Other Investments and Other Assets less Liabilities	23.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Quantified All-Cap Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2015

Shares		Value
	COMMON STOCKS - 68.2%
	AUTO PARTS & EQUIPMENT - 0.3%
302	Magna International, Inc.	$12,249

	BANKS - 6.8%
703	Bank of America Corp.	11,831
1,303	BBVA Banco Frances SA - ADR *	24,861
276	City Holding Co.	12,597
388	Columbia Banking System, Inc.	12,614
593	Fifth Third Bancorp	11,919
1,957	International Bancshares Corp.	50,295
784	JPMorgan Chase & Co.	51,768
908	KeyCorp	11,976
1,038	National Penn Bancshares, Inc.	12,799
1,835	NBT Bancorp, Inc.	51,160
1,248	Regions Financial Corp.	11,981
907	Tompkins Financial Corp.	50,937
		314,738
	BEVERAGES - 3.5%
136	Dr Pepper Snapple Group, Inc.	12,675
268	Fomento Economico Mexicano SAB de CV - ADR	24,750
142	Keurig Green Mountain, Inc.	12,777
1,102	PepsiCo, Inc.	110,112
		160,314
	COMMERCIAL SERVICES - 3.0%
3,185	Kelly Services, Inc.	51,438
785	New Oriental Education & Technology Group, Inc. - ADR	24,625
1,479	RELX NV - ADR	24,892
746	Resources Connection, Inc.	12,190
539	TAL Education Group - ADR *	25,047
		138,192
	COMPUTERS - 2.7%
115	Apple, Inc.	12,105
979	Convergys Corp.	24,367
545	ExlService Holdings, Inc. *	24,487
392	Lexmark International, Inc.	12,720
486	NCR Corp.	11,888
196	Western Digital Corp. *	11,770
802	WNS Holdings Ltd. - ADR *	25,014
		122,351
	DISTIRBUTION / WHOLESALE - 0.3%
317	Fastenal Co.	12,940

	DIVERSIFIED FINANCIAL SERVICES - 0.3%
358	Invesco Ltd.	11,986

	ELECTRIC - 0.8%
353	CMS Energy Corp.	12,736
1,193	Pampa Energia SA - ADR *	24,516
		37,252

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2015

Shares		Value
	ELECTRONICS - 1.0%
1,180	II-VI, Inc. *	$21,901
342	TE Connectivity Ltd.	22,097
		43,998
	ENERGY - ALTERNATE SOURCES - 1.1%
3,794	FutureFuel Corp.	51,219

	ENGINEERING & CONSTRUCTION - 0.5%
279	Grupo Aeroportuario del Pacifico SAB de CV - ADR	24,630

	ENVIRONMENTAL CONTROL - 2.4%
2,066	Waste Management, Inc.	110,262

	HEALTHCARE - PRODUCTS - 1.9%
4,374	CryoLife, Inc.	47,152
365	Dentsply International, Inc.	22,210
488	Masimo Corp. *	20,257
		89,619
	HEALTHCARE - SERVICES - 1.5%
148	Chemed Corp.	22,171
3,690	Healthways, Inc. *	47,490
		69,661
	HOUSEHOLD PRODUCTS - 4.8%
1,296	Church & Dwight Co., Inc.	110,005
870	Clorox Co.	110,342
		220,347
	INSURANCE - 14.5%
1,571	Arch Capital Group Ltd. *	109,577
386	Berkshire Hathaway, Inc. *	50,967
1,865	Employers Holdings, Inc.	50,915
601	Everest Re Group Ltd.	110,037
360	First American Financial Corp.	12,924
1,375	Kemper Corp.	51,219
2,513	ProAssurance Corp.	121,956
974	Travelers Cos., Inc.	109,926
1,340	United Fire Group, Inc.	51,335
		668,856
	INERNET - 0.4%
249	j2 Global, Inc.	20,498

	LEISURE TIME - 0.4%
2,189	Callaway Golf Co.	20,620

	MEDIA - 1.6%
920	Comcast Corp.	51,916
1	Gannett Co., Inc.	8
1,518	New York Times Co.	20,371
		72,295
	MISCELLANEOUS MANUFACTURING - 0.4%
859	Fabrinet *	20,461

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2015

Shares		Value
	OFFICE / BUSINESS EQUIPMENT - 0.3%
1,126	Xerox Corp.	$11,969

	OIL & GAS - 0.3%
182	Valero Energy Corp.	12,869

	PACKAGING & CONTAINER - 0.3%
197	Packaging Corp of America	12,421

	PHARMACEUTICALS - 1.0%
200	AbbVie, Inc.	11,848
321	Bristol-Myers Squibb Co.	22,082
225	Novo Nordisk A/S - ADR	13,068
		46,998
	REITS - 13.5%
6,521	Apollo Commercial Real Estate Finance, Inc.	112,357
7,254	Cousins Properties, Inc.	68,405
2,266	Duke Realty Corp.	47,631
817	Kilroy Realty Corp.	51,700
2,067	Mack-Cali Realty Corp.	48,264
16,828	MFA Financial, Inc.	111,065
3,299	Parkway Properties, Inc.	51,563
2,204	Pennsylvania Real Estate Investment Trust	48,202
1,150	Retail Opportunity Investments Corp.	20,585
269	Taubman Centers, Inc.	20,638
879	Urban Edge Properties	20,612
596	Weingarten Realty Investors	20,610
		621,632
	RETAIL - 1.0%
420	GameStop Corp.	11,777
108	McDonald’s Corp.	12,759
368	Starbucks Corp.	22,091
		46,627
	SEMICONDUCTORS - 1.0%
279	Lam Research Corp.	22,158
399	Texas Instruments, Inc.	21,869
		44,027
	SOFTWARE - 1.3%
448	CA, Inc.	12,795
136	NetEase, Inc. - ADR	24,649
312	SAP SE - ADR	24,679
		62,123
	TELECOMMUNICATIONS - 1.1%
1,902	Telephone & Data Systems, Inc.	49,243

	TRANSPORTATION - 0.2%
1,289	Roadrunner Transportation Systems, Inc. *	12,155

	TOTAL COMMON STOCKS (Cost - $3,212,767)	3,142,552

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 15.9%
	DEBT FUNDS - 12.2%
2,489	Direxion Daily 20 Year Plus Treasury Bull 3x Shares *	$184,759
1,600	iShares 20+ Year Treasury Bond ETF	192,992
2,538	ProShares Ultra 20+ Year Treasury	185,934
		563,685
	EQUITY FUNDS - 3.7
1,248	ProShares Ultra QQQ	97,793
1,185	ProShares Ultra S&P500	74,655
		172,448

	TOTAL EXCHANGE TRADED FUNDS (Cost - $758,699)	736,133

	SHORT-TERM INVESTMENTS - 11.9%
	MONEY MARKET FUNDS - 11.9%
273,128	AIM STIT - Liquid Assets Portfolio - Institutional Class 0.12% (a)	273,128
273,128	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.13% (a)	273,128
	TOTAL SHORT-TERM INVESTMENTS (Cost - $546,256)	546,256

	TOTAL INVESTMENTS - 96.0% (Cost - $4,517,722) (b)	$4,424,941
	OTHER ASSETS LESS LIABILITIES - 4.0%	181,680
	NET ASSETS - 100.0%	$4,606,621

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-Income producing investment

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $4,528,349 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$12,740
Unrealized Depreciation:	(116,148)
Net Unrealized Depreciation:	$(103,408)

See accompanying notes to financial statements.

Quantified Market Leaders Fund

Portfolio Review (Unaudited)

December 31, 2015

The Fund’s performance figures* for the periods ended December 31, 2015, as compared to its benchmark:

			Annualized
			Since Inception
	Six Months	One Year	August 9, 2013
Quantified Market Leaders Fund - Investor Class	(7.55)%	(6.35)%	0.95%
Wilshire 5000 Index **	(1.97)%	(0.23)%	9.23%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 28, 2015, was 2.04%. For performance information current to the most recent month-end, please call 1-855-647-8268.

**	The Wilshire 5000 Index is an unmanaged composite of US traded equity securities with readily available price data and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

The Portfolio holding by types of investments are as follows:

Holdings by Type of Investment*:	% of Net Assets
Exchange Traded Funds:
Equity Funds	82.8%
Money Market Funds	2.3%
Other Assets Less Liabilities	14.9%
100.0%

*	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Quantified Market Leaders Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 82.8%
	EQUITY FUNDS - 82.8%
188,076	First Trust Dow Jones Internet Index Fund *	$14,032,350
7,450	iShares Core S&P 500 ETF	1,526,282
15,498	iShares Russell 1000 Growth ETF	1,541,741
61,814	iShares Russell 2000 Value ETF	5,687,506
16,217	iShares S&P 100 ETF	1,478,504
13,264	iShares S&P 500 Growth ETF	1,535,971
32,129	iShares S&P Small-Cap 600 Growth ETF	3,993,956
13,213	iShares S&P Small-Cap 600 Value ETF	1,429,118
29,928	iShares U.S. Financials ETF	2,645,037
98,531	iShares U.S. Home Construction ETF	2,670,190
37,589	iShares U.S. Real Estate ETF	2,823,310
389,655	Powershares Dynamic Leisure & Entertainment Portfolio	14,323,718
36,847	Powershares QQQ Trust Series 1	4,121,705
31,152	SPDR Dow Jones REIT ETF	2,854,458
14,642	SPDR S&P 600 Small CapValue ETF	1,361,267
19,431	SPDR S&P Dividend ETF	1,429,539
74,690	SPDR S&P Homebuilders ETF	2,552,904
54441	Vanguard Financials ETF	2,637,666
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $70,500,071)	68,645,222

	SHORT-TERM INVESTMENTS - 2.3%
	MONEY MARKET FUNDS - 2.3%
940,155	AIM STIT - Liquid Assets Portfolio - Institutional Class 0.12% (a)	940,155
940,155	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.13% (a)	940,155
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,880,310)	1,880,310

	TOTAL INVESTMENTS - 85.1% (Cost - $72,380,381) (b)	$70,525,532
	OTHER ASSETS LESS LIABILITIES - 14.9%	12,377,815
	NET ASSETS - 100.0%	$82,903,347

ETF - Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2015

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $73,450,348 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$415,350
Unrealized Depreciation:	(3,340,166)
Net Unrealized Depreciation:	$(2,924,816)

TOTAL RETURN SWAPS
		Notional Amount
	Number of	at December 31,		Termination		Unrealized
Reference Entity	Shares	2015	Interest Rate Payable (1)	Date	Counterparty	Depreciation
First Trust Dow Jones Internet Index Fund	34,195	$2,620,695	1-Mth USD_LIBOR plus 30 bp	2/9/2016	Credit Suisse	$(69,406)
iShares S&P Small-Cap +600 Growth ETF	17,992	2,365,941	1-Mth USD_LIBOR plus 30 bp	12/4/2016	Credit Suisse	(129,355)
iShares Core S&P 500 ETF	99,942	10,141,644	1-Mth USD_LIBOR plus 30 bp	11/9/2016	Credit Suisse	(361,320)
iShares Russell 1000 Value ETF	102,880	10,480,056	1-Mth USD_LIBOR plus 30 bp	2/9/2016	Credit Suisse	(245,554)
iShares Russell 1000 Growth ETF	123,628	12,169,124	1-Mth USD_LIBOR plus 30 bp	2/9/2016	Credit Suisse	(794,112)
iShares US Financials ETF	119,713	10,996,716	1-Mth USD_LIBOR plus 30 bp	12/4/2016	Credit Suisse	(416,482)
Powershares Dynamic Leisure & Entertainment Portfolio	49,551	1,924,452	1-Mth USD_LIBOR plus 30 bp	2/9/2016	Credit Suisse	(102,957)
Powershares QQQ Trust Series 1	68,771	7,908,232	1-Mth USD_LIBOR plus 30 bp	11/9/2016	Credit Suisse	(215,508)
Total						$(2,334,694)

(1) Interest rate is based upon predeterminied notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Quantified Alternative Investment Fund
Portfolio Review (Unaudited)
December 31, 2015

The Fund’s performance figures* for the periods ended December 31, 2015, as compared to its benchmark:

			Annualized
			Since Inception
	Six Months	One Year	August 9, 2013
Quantified Alternative Investment Fund - Investor Class	(3.71)%	(4.62)%	1.64%
S&P 500 Total Return Index **	0.15%	1.38%	10.50%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 28, 2015, was 2.10%. For performance information current to the most recent month-end, please call 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This Index is widely used by professional investors as a performance benchamrk for Large-Cap stocks. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

The Portfolio holding by types of investments are as follows:

Holdings by Type of Investment*:	% of Net Assets
Exchange Traded Funds:
Equity Funds	44.0%
Debt Funds	12.6%
Asset Allocation Funds	1.3%
Open-Ended Mutual Funds:
Equity Funds	9.7%
Alternative Funds	9.6%
Asset Allocation Funds	2.3%
Money Market Funds	15.0%
Other Assets less Liabilities	5.5%
100.0%

*	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Quantified Alternative Investment Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2015

Shares		Value
	OPEN-ENDED MUTUAL FUNDS - 21.6%
	ALTERNATIVE FUNDS - 9.6%
7,954	AQR Managed Futures Strategy Fund - Class I	$80,972
11,870	Guggenheim Multi-Hedge Strategies Fund - Class P *	307,908
1,986	Schooner Hedged Alternative Income Fund - Institutional Class	100,705
		489,585
	ASSET ALLOCATION FUNDS - 2.3%
2,182	Bridgeway Managed Volatility Fund	30,613
649	Dreyfus Dynamic Total Return Fund *	10,280
6,917	Putnam Absolute Return 700 Fund - Class A	76,640
		117,533
	EQUITY FUNDS - 9.7%
2,657	Guggenheim Long Short Equity Fund - Class A *	42,007
12,835	PIMCO EqS Long/Short Fund	149,659
6,742	Schwab Hedged Equity Fund	103,158
7,517	Turner Medical Sciences Long/Short Fund - Investor Class	100,198
8,468	Vanguard Market Neutral Fund	102,722
57	Wasatch Long/Short Fund	646
		498,390

	TOTAL OPEN-ENDED MUTUAL FUNDS (Cost - $1,114,244)	1,105,508

	EXCHANGE TRADED FUNDS - 57.9%
	ASSET ALLOCATION FUNDS - 1.3%
1,546	WisdomTree Managed Futures Strategy Fund *	65,040

	DEBT FUNDS - 12.6%
1,317	iShares 1-3 Year Credit Bond ETF	137,758
102	iShares 1-3 Year Treasury Bond ETF	8,605
77	iShares 3-7 Year Treasury Bond ETF	9,441
921	iShares 7-10 Year Treasury Bond ETF	97,248
515	iShares 10-20 Year Treasury Bond ETF	69,118
57	iShares 20+ Year Treasury Bond ETF	6,875
153	iShares Agency Bond ETF	17,312
113	iShares Short Treasury Bond ETF	12,455
1,460	PowerShares 1-30 Laddered Treasury Portfolio	47,041
258	PowerShares Financial Preferred Portfolio	4,858
389	PowerShares Preferred Portfolio	5,816
518	SPDR Barclays Intermediate Term Corporate Bond	17,317
5,036	SPDR Barclays Short Term Corporate Bond ETF	153,094
108	SPDR Wells Fargo Preferred Stock ETF	4,828
114	Vanguard Intermediate-Term Corporate Bond ETF	9,586
585	Vanguard Short-Term Corporate Bond ETF	46,209
		647,561
	EQUITY FUNDS - 44.0%
197	Consumer Discretionary Select Sector SPDR Fund	15,396
983	Consumer Staples Select Sector SPDR Fund	49,632
958	Financial Select Sector SPDR Fund	22,781
1,108	First Trust Consumer Staples AlphaDEX Fund	49,251
92	First Trust NASDAQ-100 Technology Index Fund	3,921
1,071	Guggenheim S&P 500 Equal Weight Consumer Staples ETF	124,257
402	Guggenheim S&P 500 Equal Weight Healthcare ETF	61,703
331	Health Care Select Sector SPDR Fund	23,849
324	Industrial Select Sector SPDR Fund	17,175
191	iShares Cohen & Steers REIT ETF	18,955
31	iShares Global Tech ETF	3,028
456	iShares North American Tech ETF	50,429

See accompanying notes to financial statements.

Quantified Alternative Investment Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2015

Shares		Value
	EQUITY FUNDS - 44.0% (Continued)
729	iShares North American Tech-Software ETF	$75,590
1,682	iShares Real Estate 50 ETF	79,088
1,130	iShares Residential Real Estate Capped ETF	71,665
822	iShares U.S. Aerospace & Defense ETF	97,136
43	iShares U.S. Consumer Goods ETF	4,657
1,212	iShares U.S. Consumer Services ETF	175,364
152	iShares U.S. Financial Services ETF	13,677
849	iShares U.S. Industrials ETF	87,260
2,489	iShares U.S. Insurance ETF	127,313
1,438	iShares U.S. Medical Devices ETF	176,140
137	iShares US Pharmaceuticals ETF	22,113
750	iShares US Regional Banks ETF	26,220
809	Market Vectors Semiconductor ETF	43,104
582	PowerShares Aerospace & Defense Portfolio	20,742
1,371	Powershares Dynamic Leisure & Entertainment Portfolio	50,398
915	PowerShares S&P SmallCap Health Care Portfolio *	65,761
296	ProShares RAFI Long/Short	11,517
81	ProShares UltraShort Financials *	3,715
2,519	Schwab U.S. REIT ETF	99,853
414	SPDR Dow Jones REIT ETF	37,935
724	SPDR Morgan Stanley Technology ETF	39,154
1,319	SPDR S&P Insurance ETF	91,671
61	SPDR S&P Regional Banking ETF	2,557
1,875	Technology Select Sector SPDR Fund	80,306
650	Vanguard Consumer Discretionary ETF	79,658
1,149	Vanguard Consumer Staples ETF	148,301
187	Vanguard Industrials ETF	18,872
836	Vanguard REIT ETF	66,654
		2,256,798

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,975,593)	2,969,399

	SHORT-TERM INVESTMENTS - 15.0%
	MONEY MARKET FUNDS - 15.0%
385,793	AIM STIT - Liquid Assets Portfolio - Institutional Class 0.12% (a)	385,793
385,793	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.13% (a)	385,793
	TOTAL SHORT-TERM INVESTMENTS (Cost - $771,586)	771,586

	TOTAL INVESTMENTS - 94.5% (Cost - $4,861,423) (b)	$4,846,493
	OTHER ASSETS LESS LIABILITIES - 5.5%	281,927
	NET ASSETS - 100.0%	$5,128,420

ETF - Exchange Traded Fund

*	Non-Income producing investment

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2015

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $4,899,800 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$43,945
Unrealized Depreciation:	(97,252)
Net Unrealized Depreciation:	$(53,307)

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	December 31, 2015	Depreciation
1	NASDAQ 100 E-Mini Future	March-16	$91,755	$(2,003)

See accompanying notes to financial statements.

Quantified STF Fund
Portfolio Review (Unaudited)
December 31, 2015

The Fund’s performance figures* for the period ended December 31, 2015, as compared to its benchmark:

Annualized
Since Inception
November 13, 2015
Quantified STF Fund - Investor Class	(1.90)%
Quantified STF Fund - Advisor Class	(1.90)%
Nasdaq 100 Total Return Index **	2.16%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 28, 2015, was 1.75% for Investor Class and 2.35% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268.

**	The Nasdaq 100 index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Index composition is reviewed on an annual basis in December.

The Portfolio holding by types of investments are as follows:

Top Ten Holdings by Sector*:	% of Net Assets
Exchange Traded Funds:
Equity Fund	20.0%
Debt Funds	8.1%
Bonds & Notes:
Banks	30.7%
Healthcare - Services	5.2%
Office/Business Equipment	3.5%
Pharmaceuticals	2.7%
Biotechnology	1.8%
Commercial Services	1.8%
Diversified Financial Services	1.8%
Money Market Funds	13.6%
Other Assets less Liabilities	10.8%
100.0%

*	The Top Ten Holdings by Sector does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Quantified STF Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2015

Principal
Amount ($)		Interest Rate (%)	Maturity	Value
	BONDS & NOTES - 60.6%
	AUTO MANUFACTURER - 1.7%
1,000,000	BMW Bank of North America	1.5000	6/18/2018	$994,496

	BANKS - 30.7%
1,000,000	Ally Bank	1.2500	11/27/2017	995,734
1,000,000	American Express Centurion Bank	2.0500	11/25/2019	993,871
1,000,000	Bank of America NA	0.5500	6/9/2016	998,920
1,000,000	Bank of India/New York NY	0.7500	11/23/2016	998,021
1,000,000	Bank of New York Mellon Corp.	2.2000	5/15/2019	1,001,958
500,000	Beal Bank SSB	0.5500	4/20/2016	499,638
1,000,000	Beal Bank USA	0.4000	3/16/2016	999,528
1,000,000	BMO Harris Bank NA	0.9000	5/12/2017	997,294
1,000,000	Citigroup, Inc.	2.5000	7/29/2019	999,340
1,000,000	Compass Bank	1.3500	1/2/2018	996,537
1,000,000	Goldman Sachs Bank USA	2.2500	12/9/2020	993,372
1,000,000	mBank/Manistique MI	1.1000	7/10/2017	998,060
1,000,000	Safra National Bank of New York	0.5000	5/31/2016	999,029
1,000,000	Sallie Mae Bank	1.3500	12/18/2017	994,950
1,000,000	Santander Bank NA	0.7500	9/23/2016	997,780
1,000,000	State Bank of India	2.1500	12/16/2019	993,526
1,000,000	Wells Fargo Bank NA	1.5000	12/17/2018	993,690
1,000,000	WEX Bank	0.7500	12/16/2016	997,653
				17,448,901
	BIOTECHNOLOGY - 1.8%
1,000,000	Celgene Corp.	2.3000	8/15/2018	1,007,599

	CHEMICALS - 1.7%
1,000,000	Monsanto Co.	1.1500	6/30/2017	993,103

	COMMERCIAL SERVICES - 1.8%
1,000,000	Western Union Co.	3.6500	8/22/2018	1,025,678

	DIVERSIFIED FINANCIAL SERVICES - 1.8%
1,000,000	Murray Street Investment Trust I	4.6470	3/9/2017	1,030,592

	FOOD - 1.8%
1,000,000	Kroger Co.	2.2000	1/15/2017	1,009,322

	HEALTHCARE - PRODUCTS - 1.8%
1,000,000	St Jude Medical, Inc.	2.8000	9/15/2020	1,001,472

	HEALTHCARE - SERVICES - 5.2%
1,000,000	Aetna, Inc.	2.2000	3/15/2019	995,580
1,000,000	Laboratory Corp of America Holdings	2.2000	8/23/2017	1,003,922
1,000,000	Quest Diagnostics, Inc.	2.5000	3/30/2020	987,384
				2,986,886
	INTERNET - 1.8%
1,000,000	Baidu, Inc.	2.7500	6/9/2019	995,998

	OFFICE / BUSINESS EQUIPMENT - 3.5%
1,000,000	Xerox Corp.	6.4000	3/15/2016	1,009,262
1,000,000	Xerox Corp.	2.8000	5/15/2020	954,562
				1,963,824

See accompanying notes to financial statements.

Quantified STF Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2015

Principal
Amount ($)		Interest Rate (%)	Maturity	Value
	PHARMACEUTICALS - 2.7%
1,000,000	AbbVie, Inc.	1.8000	5/14/2018	$996,033
550,000	Cardinal Health, Inc.	1.7000	3/15/2018	548,801
				1,544,834
	REAL ESTATE- 0.9%
500,000	Post Apartment Homes LP	4.7500	10/15/2017	520,195

	SEMICONDUCTORS - 1.8%
1,000,000	Maxim Integrated Products, Inc.	2.5000	11/15/2018	1,000,866

	SOVEREIGN - 1.6%
925,000	Federal Home Loan Banks	0.5100	9/9/2016	924,728

	TOTAL BONDS & NOTES (Cost - $34,555,323)			34,448,494

Shares
	EXCHANGE TRADED FUNDS - 28.1%
	DEBT FUNDS - 8.1%
25,400	Guggenheim BulletShares 2017 Corporate Bond ETF			572,008
27,200	Guggenheim BulletShares 2018 Corporate Bond ETF			571,744
27,400	Guggenheim BulletShares 2019 Corporate Bond ETF			571,290
27,300	Guggenheim BulletShares 2020 Corporate Bond ETF			570,297
11,500	Guggenheim Enhanced Short Duration ETF			573,505
5,500	iShares 1-3 Year Credit Bond ETF			575,300
18,800	SPDR Barclays Short Term Corporate Bond ETF			571,520
7,200	Vanguard Short-Term Bond ETF			572,904
				4,578,568
	EQUITY FUND - 20.0%
101,700	Powershares QQQ Trust Series 1			11,376,162

	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,109,363)			15,954,730

	SHORT-TERM INVESTMENTS - 13.6%
	MONEY MARKET FUNDS - 13.6%
3,857,895	AIM STIT - Liquid Assets Portfolio - Institutional Class 0.12% (a)			3,857,895
3,857,895	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.13% (a)			3,857,895
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,715,790)			7,715,790

	TOTAL INVESTMENTS - 102.3% (Cost - $58,380,476) (b)			$58,119,014
	LIABILITIES LESS OTHER ASSETS - (2.3)%			(1,302,558)
	NET ASSETS - 100.0%			$56,816,456

ETF	Exchange Traded Fund

LP	Limited Partnership

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $58,380,476 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,277
Unrealized Depreciation:	(262,739)
Net Unrealized Depreciation:	$(261,462)

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	December 31, 2015	Depreciation
1,119	Nasdaq 100 E-Mini Future	March-16	$102,673,845	$(561,558)

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2015

	Quantified	Quantified	Quantified	Quantified	Quantified
	Managed	All-Cap	Market Leaders	Alternative	STF
	Income Fund	Equity Fund	Fund	Investment Fund	Fund
Assets:
Investment securities:
At cost	$27,845,279	$4,517,722	$72,380,381	$4,861,423	$58,380,476
At value	$27,676,753	$4,424,941	$70,525,532	$4,846,493	$58,119,014
Cash	—	—	15,100,000	2	—
Deposits with brokers for futures	—	158,137	—	160,578	5,131,527
Receivable:
Securities sold	2,862,418	480,400	—	561,659	554,356
Dividends and Interest	72,947	8,770	1,417	1,268	95,290
Fund shares sold	23,412	—	19,909	101	7,110
Prepaid expenses and other assets	13,057	9,047	11,977	10,177	—
Total Assets	30,648,587	5,081,295	85,658,835	5,580,278	63,907,297

Liabilities:
Payables:
Securities purchased	2,872,887	468,318	—	435,740	6,436,174
Unrealized depreciation on swaps	—	—	2,334,694	—	—
Unrealized depreciation on futures	—	—	—	2,003	561,558
Fund shares redeemed	194,889	—	274,775	6,289	67,064
Investment advisory fees	17,403	2,921	54,893	3,241	1,922
Related party	9,516	1,070	24,786	2,855	11,096
Swaps	—	—	37,063	—	—
Distributions (12b-1) fees	5,954	974	18,298	1,081	8,142
Non 12b-1 Shareholder servicing fees	3,573	584	10,979	649	4,885
Due to custodian	—	807	—	—	—
Total Liabilities	3,104,222	474,674	2,755,488	451,858	7,090,841

Net Assets	$27,544,365	$4,606,621	$82,903,347	$5,128,420	$56,816,456

Net Assets Consist of:
Capital Stock	$31,415,794	$4,913,548	$90,375,775	$5,543,534	$58,381,814
Accumulated undistributed net investment income (loss)	239,709	(11,761)	(1,533,556)	15,422	(1,310)
Accumulated net realized loss from investments and futures	(3,942,612)	(202,385)	(1,749,329)	(413,603)	(741,028)
Net unrealized depeciation on:
Investments	(168,526)	(92,781)	(1,854,849)	(14,930)	(261,462)
Futures	—	—	—	(2,003)	(561,558)
Swaps	—	—	(2,334,694)
Net Assets	$27,544,365	$4,606,621	$82,903,347	$5,128,420	$56,816,456

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$27,544,365	$4,606,621	$82,903,347	$5,128,420	$56,876,400
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	3,100,067	488,049	8,919,595	567,906	5,789,508
Net asset value, (Net Assts ÷ Shares Outstanding), offering and redemption price per share	$8.89	$9.44	$9.29	$9.03	$9.82
Advisor Class Shares:
Net Assets	$—	$—	$—	$—	$9.81
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	$—	$—	$—	$—	$1.00
Net asset value, (Net Assts ÷ Shares Outstanding), offering and redemption price per share	—	—	—	—	9.81

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2015

	Quantified	Quantified	Quantified	Quantified	Quantified
	Managed	All-Cap	Market Leaders	Alternative	STF
	Income Fund	Equity Fund	Fund	Investment Fund	Fund (a)
Investment Income
Dividends (net of foreing tax with holdings 0$, $140, $0,$0,$0)	$496,717	$40,997	$394,785	$61,185	$35,197
Interest	3,700	478	15,511	1,059	26,372
Total Investment Income	500,417	41,475	410,296	62,244	61,569

Expenses
Investment advisory fees	135,368	18,426	318,954	24,194	36,988
Administration fees	52,875	7,700	124,349	9,716	11,096
Distribution (12b-1) fees	45,123	6,142	106,318	8,065	9,247
Shareholder servicing fees	27,074	3,685	63,791	4,839	5,548
Total Operating Expenses	260,440	35,953	613,412	46,814	62,879

Net Investment Income (Loss)	239,977	5,522	(203,116)	15,430	(1,310)

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	(954,200)	(205,352)	(1,923,524)	(406,856)	1,486
Futures	(6,129)	72,640	—	17,722	(742,514)
Swaps	—	—	(85,971)	—	—
	(960,329)	(132,712)	(2,009,495)	(389,134)	(741,028)
Net change in unrealized appreciation (depreciation) on:
Investments	331,179	(70,935)	(1,810,593)	95,914	(261,462)
Futures	—	9,473	—	11,945	(561,558)
Swaps	—	—	(2,334,694)	—	—
	331,179	(61,462)	(4,145,287)	107,859	(823,020)

Net Realized and Unrealized Loss on Investment, Futures and Swaps	(629,150)	(194,174)	(6,154,782)	(281,275)	(1,564,048)

Net Decrease in Net Assets Resulting From Operations	$(389,173)	$(188,652)	$(6,357,898)	$(265,845)	$(1,565,358)

(a)	The Fund commenced operations on November 13, 2015.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Manged Income Fund		Quantified All-Cap Equity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$239,977	$1,039,873	$5,522	$(12,115)
Net realized loss from investments, foreign currency and futures	(960,329)	(2,782,201)	(132,712)	(40,222)
Net change in unrealized appreciation (depreciation) on investments and futures	331,179	(684,756)	(61,462)	(142,275)
Net Decrease in Net Assets
Resulting From Operations	(389,173)	(2,427,084)	(188,652)	(194,612)

Distributions to Shareholders from:
Net investment income:	(1,034,779)	(483,791)	—	(12,273)
Net realized gains:	—	(985,450)	—	(265,463)
Total Distributions to Shareholders	(1,034,779)	(1,469,241)	—	(277,736)

Shares of Beneficial Interest:
Proceeds from shares sold	41,114,638	221,727,613	474,143	48,749,804
Net asset value of shares issued in reinvestment of distributions	1,034,779	1,469,241	—	277,736
Payments for shares redeemed	(45,581,867)	(241,089,801)	(1,593,691)	(49,405,038)
Total Decrease in Net Assets From Shares of Beneficial Interest	(3,432,450)	(17,892,947)	(1,119,548)	(377,498)

Total Increase (Decrease) in Net Assets	(4,856,402)	(21,789,272)	(1,308,200)	(849,846)

Net Assets:
Beginning of Year/Period	32,400,767	54,190,039	5,914,821	6,764,667
End of Year/Period*	$27,544,365	$32,400,767	$4,606,621	$5,914,821
* Includes accumulated undistributed net investment income (loss)	$239,709	$1,034,511	$(11,761)	$(17,283)

Share Activity
Investor Class:
Shares Sold	4,430,706	22,442,519	49,196	4,984,865
Shares issued in reinvestments of Distributions	116,398	154,494	—	28,427
Shares Redeemed	(4,912,176)	(24,407,224)	(166,081)	(5,071,597)
Net decrease in Shares of Beneficial Interest Outstanding	(365,072)	(1,810,211)	(116,885)	(58,305)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Market Leaders Fund		Quantified Alternative Investment Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$(203,116)	$(596,806)	$15,430	$28,503
Net realized gain (loss) from investments, foreign currency futures and swaps	(2,009,495)	881,167	(389,134)	77,017
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	(4,145,287)	(5,655,703)	107,859	(359,643)
Net Decrease in Net Assets
Resulting From Operations	(6,357,898)	(5,371,342)	(265,845)	(254,123)

Distributions to Shareholders from:
Net investment income:	(1,330,440)	—	(23,440)	—
Net realized gains:	—	(7,694,698)	(42,654)	(940,588)
Total Distributions to Shareholders	(1,330,440)	(7,694,698)	(66,094)	(940,588)

Shares of Beneficial Interest:
Proceeds from shares sold	48,775,977	134,520,496	553,525	6,499,050
Net asset value of shares issued in reinvestment of distributions	1,330,439	7,681,734	66,094	940,587
Payments for shares redeemed	(56,997,644)	(165,551,599)	(3,226,890)	(9,027,894)
Total Decrease in Net Assets From
Shares of Beneficial Interest	(6,891,228)	(23,349,369)	(2,607,271)	(1,588,257)

Total Decrease in Net Assets	(14,579,566)	(36,415,409)	(2,939,210)	(2,782,968)

Net Assets:
Beginning of Year/Period	97,482,913	133,898,322	8,067,630	10,850,598
End of Year/Period*	$82,903,347	$97,482,913	$5,128,420	$8,067,630
* Includes accumulated undistributed net investment income (loss)	$(1,533,556)	$—	$15,422	$23,432

Share Activity
Investor Class:
Shares Sold	4,990,500	12,664,847	59,958	653,056
Shares issued in reinvestments of Distributions	141,236	745,076	7,311	97,269
Shares Redeemed	(5,762,505)	(15,932,810)	(348,171)	(894,120)
Net Decrease in Shares of Beneficial Interest Outstanding	(630,769)	(2,522,887)	(280,902)	(143,795)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

Quantified STF Fund (a)
Period Ended
December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)
Operations
Net investment loss	$(1,310)
Net realized loss from investments, affiliated investments, foreign currency and futures	(741,028)
Net change in unrealized depreciation on investments and futures	(823,020)
Net Decrease in Net Assets Resulting From Operations	(1,565,358)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	63,159,214
Advisor Class	10
Class C
Net asset value of shares issued in reinvestment of distributions
Investor Class	(4,777,410)
Advisor Class	—
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	58,381,814

Total Increase in Net Assets	56,816,456

Net Assets:
Beginning of Period	—
End of Period*	$56,816,456
* Includes accumulated undistributed net investment loss	$(1,310)

Share Activity
Investor Class:
Shares Sold	6,272,073
Shares issued in reinvestments of Distributions	—
Shares Redeemed	(482,566)
Net Increase in Shares of Beneficial Interest Outstanding	5,789,507

Advisor Class:
Shares Sold	1
Shares issued in reinvestments of Distributions	—
Shares Redeemed	—
Net Increase in Shares of Beneficial Interest Outstanding	1

(a)	The Fund commenced operations on November 13, 2015.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period or year.

	Quantified Managed Income Fund					Quantified All-Cap Equity Fund
	Six Months Ended					Six Months Ended
	December 31, 2015		Year Ended	Period Ended		December 31, 2015		Year Ended	Period Ended
	(Unaudited)		June 30, 2015	June 30, 2014	(1)	(Unaudited)		June 30, 2015	June 30, 2014	(1)
Net asset value, beginning of year or period	$9.35		$10.27	$10.00		$9.78		$10.20	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.08		0.20	0.15		0.01		(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments and futures	(0.19)		(0.58)	0.20		(0.35)		0.09 (3)	0.44
Total from investment operations	(0.11)		(0.38)	0.35		(0.34)		0.07	0.43
Distributions to Shareholders:
Net investment income	(0.35)		(0.18)	(0.08)		—		(0.02)	—
Net realized gains	—		(0.36)	(0.00	) (4)	—		(0.47)	(0.23)
Total distributions	(0.35)		(0.54)	(0.08)		—		(0.49)	(0.23)
Net asset value, end of year or period	$8.89		$9.35	$10.27		$9.44		$9.78	$10.20
Total return (5)	(1.23	)% (6)	(3.84)%	3.58	% (6)	(3.48	)% (6)	0.68%	4.26	% (6)
Net assets, end of year or period (in 000s)	$27,544		$32,401	$54,190		$4,607		$5,915	$6,765
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (7)	1.44	% (8)	1.44%	1.44	% (8)	1.43	% (8)	1.45%	1.44	% (8)
Ratio of net investment income (loss) to average net assets (7,9)	1.33	% (8)	2.04%	1.69	% (8)	0.22	% (8)	(0.16)%	(0.11	)% (8)
Portfolio turnover rate	477	% (6)	872%	570	% (6)	438	% (6)	1,429%	1,327	% (6)

(1)	The Fund commenced operations on August 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period or year.

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Represents less than $0.01 per share.

(5)	Total return shown assumes the reinvestment of all distributions.

(6)	Not Annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period or year.

	Quantified Market Leaders Fund					Quantified Alternative Investment Fund
	Six Months Ended					Six Months Ended
	December 31, 2015		Year ended	Period Ended		December 31, 2015		Year Ended		Period Ended
	(Unaudited)		June 30, 2015	June 30, 2014 (1)		(Unaudited)		June 30, 2015		June 30, 2014 (1)
Net asset value, beginning of year or period	$10.21		$11.09	$10.00		$9.50		$10.93		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)		(0.06)	(0.02)		0.02		0.03		0.02
Net realized and unrealized gain (loss) on investments and futures	(0.75)		(0.09)	1.24		(0.37)		(0.38)		1.15
Total from investment operations	(0.77)		(0.15)	1.22		(0.35)		(0.35)		1.17
Distributions to Shareholders:
Net investment income	—		—	(0.01)		(0.04)		—		(0.06)
Net realized gains	(0.15)		(0.73)	(0.12)		(0.08)		(1.08)		(0.18)
Total distributions	(0.15)		(0.73)	(0.13)		(0.12)		(1.08)		(0.24)
Net asset value, end of year or period	$9.29		$10.21	$11.09		$9.03		$9.50		$10.93
Total return (3)	(7.55	)% (4)	(1.42)%	12.22	% (4)	(3.71	)% (4)	(3.33	)% (5)	11.70	% (4)
Net assets, end of year or period (in 000s)	$82,903		$97,483	$133,898		$5,128		$8,068		$10,851
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6,7)	1.45	% (8)	1.43%	1.42	% (8)	1.45	% (8)	1.42%		1.42	% (8)
Ratio of net expenses to average net assets (6,7)	1.45	% (8)	1.43%	1.42	% (8)	1.45	% (8)	1.42%		1.42	% (8)
Ratio of net investment income(loss) to average net assets (7,9)	(0.48	)% (8)	(0.58)%	(0.22	)% (8)	0.48	% (8)	0.30%		0.25	% (8)
Portfolio turnover rate	353	% (4)	490%	887	% (4)	358	% (4)	1,040%		1,071	% (4)

(1)	The Fund commenced operations on August 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period or year.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Quantified STF Fund
	Investor Class (1)	Advisor Class (1)
	Period Ended	Period Ended
	December 31, 2015	December 31, 2015
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$10.00	$10.00
Activity from investment operations:
Net investment loss (2)	0.00	0.00
Net realized and unrealized loss on investments and futures	(0.19)	(0.19)
Total from investment operations	(0.19)	(0.19)
Net asset value, end of period	$9.81	$9.81
Total return (3,4)	(1.90)%	(1.90)%
Net assets, end of period (in 000s)	$56,816	$—
Ratios/Supplemental Data:
Ratio of expenses to average net assets (5,6,7)	1.70%	2.30%
Ratio of net investment income (loss) to average net assets (6,7,8)	(0.04)%	(0.64)%
Portfolio turnover rate (4)	10%	10%

(1)	The Fund commenced operations on November 13, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2015

1.	ORGANIZATION

Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, and Quantified STF Fund (each a “Fund” and collectively the “Funds”) are each a non-diversified series of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund currently offers or will offer two classes of shares, Investor and Advisor classes of shares each of which are offered at Net Asset Value (“NAV”).

The Funds commenced operations on August 9, 2013 except for Quantified STF Fund which commenced operation on November 13, 2015 and their investment objectives are as follows:

-	Quantified Managed Income Fund – seeks high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk.

-	Quantified All-Cap Equity Fund – seeks high appreciation on an annual basis consistent with a high tolerance for risk.

-	Quantified Market Leaders Fund – seeks high appreciation on an annual basis consistent with a high tolerance for risk.

-	Quantified Alternative Investment Fund – seeks high total return from alternative investment vehicles on an annual basis consistent with high tolerance for risk.

-	Quantified STF Fund – seeks high appreciation on an annual basis consistent with high tolerance for risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board of Trustees (“the Board”). Forward foreign exchange contracts are valued by reference to the forward exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for each Fund’s assets and liabilities measured at fair value:

Quantified Managed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$2,756,599	$—	$—	$2,756,599
Exchange Traded Funds	21,101,856	—	—	21,101,856
Money Market Funds	3,818,298	—	—	3,818,298
Total	$27,676,753	$—	$—	$27,676,753

Quantified All-Cap Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock *	$3,142,552	$—	$—	$3,142,552
Exchange Traded Funds	736,133	—	—	736,133
Money Market Funds	546,256	—	—	546,256
Total	$4,424,941	$—	$—	$4,424,941

Quantified Market Leaders Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$68,645,222	$—	$—	$68,645,222
Money Market Funds	1,880,310	—	—	1,880,310
Total	$70,525,532	$—	$—	$70,525,532
Liabilities
Derivatives
Swaps	$2,334,694	$—	$—	$2,334,694

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

Quantified Alternative Investment Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Open-Ended Mutual Funds	$1,105,508	$—	$—	$1,105,508
Exchange Traded Funds	2,969,399	—	—	2,969,399
Money Market Funds	771,586	—	—	771,586
Total	$4,846,493	$—	$—	$4,846,493
Liabilities
Derivatives
Futures Contracts	$2,003	$—	$—	$2,003

Quantified STF Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$—	$34,448,494	$—	$34,448,494
Exchange Traded Funds	15,954,730	—	—	15,954,730
Money Market Funds	7,715,790	—	—	7,715,790
Total	$23,670,520	$34,448,494	$—	$58,119,014
Liabilities
Derivatives
Futures Contracts	$561,558	$68,896,988	$—	$69,458,546

*	Refer to each of the Portfolio of Investments for industry classifications.

The Funds did not hold any level 2 or Level 3 securities during the period ended December 31, 2015.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds (“ETFs”), Mutual Funds and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Swap Contracts – Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector on underlying fund). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. Each Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Each Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by a Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

Each Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Each Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Each Fund collateralizes swap agreements with cash and certain securities as indicated on the Portfolio of Investments of the Fund and Statement of Assets and Liabilities, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. Each Fund does not net collateral. In the event of a default by the counterparty, a Fund will seek return of this collateral and may incur certain costs exercising its rights with respect to the collateral. Amounts expected to be owed to a Fund may be collateralized either directly with the Fund or in a segregated account at the Custodian.

Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. Each Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the normal course of business, each Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2014 and 2015 or expected to be taken in the Funds’ 2016 tax

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where each Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Funds that are directly identifiable to a specific fund are charged to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sale of securities, other than short-term investments and futures contracts, for the six months ended for all Funds except Quantified STF Fund which is from November 13, 2015 through December 31, 2015 (“Period”) were as follows:

Fund	Purchases	Sales
Quantified Managed Income Fund	$139,860,745	$142,251,442
Quantified All-Cap Equity Fund	17,397,449	18,474,161
Quantified Market Leaders Fund	211,902,751	237,225,426
Quantified Alternative Investment Fund	14,940,029	17,354,036
Quantified STF Fund	37,401,405	2,218,391

4.	Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of December 31, 2015:

Derivative Investment Type	Location on the Statements of Assets and Liabilities
Futures	Unrealized depreciation on Futures
Total Return Swaps	Unrealized depreciation on Swap Contracts

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

At December 31, 2015, the fair value of derivatives instruments was as follows:

Liability derivatives
		Equity
		Contracts	Total
Quantified Alternative Investment Fund	Futures	$(2,003)	$(2,003)
Quantified Market Leaders Fund	Swap Contracts	(2,334,694)	(2,334,694)
Quantified STF Fund	Futures	(561,558)	(561,558)

Transactions in derivative instruments during the period ended December 31,2015, were as follows:

		Equity/Interest
		Rate Contracts	Total
Quantified Managed Bond Fund	Realized gain (loss) (1)
Interest Rate Risk	Futures	$(6,129)	$(6,129)
Quantified All-Cap Equity Fund	Realized gain (loss) (1)
Equity Risk	Futures	$72,640	$72,640
	Change in unrealized appreciation (depreciation) (2)
	Futures	$9,473	$9,473
Quantified Market Leaders Fund	Realized gain (loss) (1)
Equity Risk	Swaps	$(85,971)	$(85,971)
	Change in unrealized appreciation (depreciation) (2)
	Swaps	$(2,334,694)	$(2,334,694)
Quantified Alternative Investment Fund	Realized gain (loss) (1)
Equity Risk	Futures	$17,722	$17,722
	Change in unrealized appreciation (depreciation) (2)
	Futures	$11,945	$11,945
Quantified STF Fund	Realized gain (loss) (1)
Equity Risk	Futures	$(742,514)	$(742,514)
	Change in unrealized appreciation (depreciation) (2)
	Futures	$(561,558)	$(561,558)
(1) Statement of Operations location: Net realized gain (loss) on futures, Net realized gain (loss) on swap contracts.

(2) Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures

The Derivative instruments outstanding as of December 31, 2015 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the futures volume of derivative activity for each Fund.

5.	Offsetting of Financial Assets and Derivative Assets

Each Fund’s policy is to recognize a net asset or liability equal to the unrealized gain (loss) on future contracts. During the Period ended December 31, 2015, each Fund was not subject to a master netting agreement, but each was subject to a similar arrangement. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2015.

Quantified Market Leaders Fund:

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in
	Statements of Assets	Statements of Assets	the Statements of	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Swap Contracts	$(2,334,694)	$—	$(2,334,694)	$—	$(2,334,694)	$—

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

Quantified Alternative Investment Fund:

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in
	Statements of Assets	Statements of Assets	the Statements of	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$(2,003)	$—	$(2,003)	$—	$2,003	$—

Quantified STF Fund:

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in
	Statements of Assets	Statements of Assets	the Statements of	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$(561,558)	$—	$(561,558)	$—	$561,558	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

6.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of each Fund are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred LLC (“Advisor”), serves as investment adviser to the Funds. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Funds.

Pursuant to an advisory agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays Advisor fees accrued daily and paid monthly, based on each Fund’s average daily net assets and is computed at an annual rate of 0.75%, except for Quantified STF which pays 1.00%. For the period ended December 31, 2015, each Fund accrued the following advisory fees:

Quantified Managed Bond Fund	$135,368
Quantified All-Cap Equity Fund	$18,426
Quantified Market Leaders Fund	$318,954
Quantified Alternative Investment Fund *	$24,194
Quantified STF Fund	$36,988

Gemini Fund Services, LLC (“GFS”), GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of GFS provide services to each Fund as follows:

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis.

The Board has adopted a Distribution Plan and Agreement (the “Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act and a Shareholder Servicing Plan (the “Servicing Plan”). The Rule 12b-1 Plan and Servicing Plan provide that a monthly distribution fee is calculated by the Funds at an annual rate of up to 0.25% and up to 0.15% respectively, of their average daily net assets and is paid to Ceros Financial Services (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the accounts, not otherwise required to be provided by the Advisor. The 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the Period ended December 31, 2015, pursuant to the Rule 12b-1 Plan, Quantified Managed Income Fund paid $45,123, Quantified All-Cap Equity Fund paid $6,142, Quantified Market Leaders Fund paid $106,318, Quantified Alternative Investment Fund paid $8,065 and Quantified STF Fund paid $9,247 which was paid out to the brokers and dealers. The Distributor is an affiliate of the Advisor.

During the period ended December 31, 2015, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Advisor executed trades on behalf of Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund and received $25,169, $5,066, $31,807, $3,263 and $8,760 in trade commissions, respectively.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $20,000 per year, as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

7.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following periods was as follows:

For the year ended June 30, 2015:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Quantified Managed Bond Fund	$1,237,500	$231,741	$1,469,241
Quantified All-Cap Equity Fund	212,749	64,987	277,736
Quantified Market Leaders Fund	7,680,989	13,709	7,694,698
Quantified Alternative Investment Fund	739,690	200,898	940,588

For the year ended June 30, 2014:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Quantified Managed Bond Fund	$221,756	$4,285	$226,041
Quantified All-Cap Equity Fund	189,984	—	189,984
Quantified Market Leaders Fund	1,607,119	—	1,607,119
Quantified Alternative Investment Fund	278,807	47,993	326,800

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

As of June 30, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	and	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Quantified Managed Bond Fund	$1,034,511	$—	$(826,450)	$(1,779,203)	$(876,335)	$(2,447,477)
Quantified All-Cap Equity Fund	—	—	(68,519)	(16,678)	(33,078)	(118,275)
Quantified Market Leaders Fund	1,321,452	8,681	—	—	(1,114,223)	215,910
Quantified Alternative Investment Fund	23,432	42,614	—	—	(149,221)	(83,175)

The difference between book basis and tax basis unrealized depreciation, accumulated net investment income (loss), and accumulated net realized gain (loss) from investments and futures is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open futures contracts, and passive foreign investment companies, and adjustments for real estate investment trusts and partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Quantified Managed Bond Fund	$—
Quantified All-Cap Equity Fund	16,678
Quantified Market Leaders Fund	—
Quantified Alternative Investment Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Quantified Managed Bond Fund	$1,779,203
Quantified All-Cap Equity Fund	—
Quantified Market Leaders Fund	—
Quantified Alternative Investment Fund	—

At June 30, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

		Non-Expiring
	Short-Term	Long-Term	Total
Quantified Managed Bond Fund	$629,235	$197,215	$826,450
Quantified All-Cap Equity Fund	68,519	—	68,519
Quantified Market Leaders Fund	—	—	—
Quantified Alternative Investment Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains, short-term capital gains and net operating losses, the reclassification of Fund distributions, and tax adjustments related to real estate investment trusts, partnerships, and passive foreign investment companies, resulted in reclassification for the year ended June 30, 2015 as follows:

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

	Paid	Undistributed	Undistributed
	In	Ordinary	Accumulated
	Capital	Income (Loss)	Gains (Loss)
Quantified Managed Bond Fund	$—	$(291)	$291
Quantified All-Cap Equity Fund	—	(1,312)	1,312
Quantified Market Leaders Fund	—	596,806	(596,806)
Quantified Alternative Investment Fund	—	(5,071)	5,071

8.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

QUANTIFIED FUNDS
EXPENSE EXAMPLES (Unaudited)
December 31, 2015

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table on the next page are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

					Ending
	Fund’s	Beginning	Ending	Expenses	Account	Expenses
	Annualized	Account Value	Account Value	Paid During	Value	Paid During
	Expense Ratio	7/1/15	12/31/15	Period*	12/31/15	Period

Quantified Managed Income Fund	1.44%	$1,000.00	$ 987.70	$7.21	$1,017.95	$7.32
Quantified All-Cap Equity Fund	1.43%	$1,000.00	$1,008.20	$7.22	$1,017.95	$7.25
Quantified Market Leaders Fund	1.45%	$1,000.00	$ 924.50	$7.03	$1,017.90	$7.38
Quantified Alternative Investment Fund	1.45%	$1,000.00	$ 962.90	$7.15	$1,017.90	$7.35
Quantified STF Fund Investor Class **	1.70%	$1,000.00	$ 981.00	$2.21	$1,016.64	$8.64
Quantified STF Fund Advisor Class **	2.30%	$1,000.00	$ 981.00	$3.00	$1,013.61	$11.67

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Quantified STF Fund commenced operations on November 13, 2015. Please note that while the fund commenced operations on November 13, 2015, the hypothetical expenses paid during the period reflect activity for the full six months period for the purpose of compatibility. The projection assumes that annualized expense ratios were in effect during the period July 1, 2015 to December 31, 2015. Expenses are equal to the Fund’s annualized expense ratio, multiplies by the number of days in the period (48) divided by the number of days in the fiscal year (365).

The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2015

Approval of Advisory and Sub-Advisory Agreement – Quantified Funds

At a meeting held on May 15, 2015, (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered renewal of the of the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of the Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund and Quantified Alternative Investment Fund (each a “Fund” and together, the “Funds”), and the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Ltd. (“FPI”).

In connection with the Board’s consideration of the Advisory Agreement and Sub -Advisory Agreement, the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: the nature, extent and quality of the services provided by the Adviser and Sub-Adviser to the Funds; the investment performance of the Funds and the Sub-Adviser; the costs of the services to be provided to the Funds; the extent to which economies of scale benefit shareholders; and the profits to be realized by the Adviser and Sub-Adviser and any affiliates from the relationship with the Funds.

In its consideration of the renewal of the Advisory Agreement and Sub-Advisory Agreement, the Trustees did not identify any single factor as controlling. Matters considered by the Trustees in connection with their approval of the Advisory Agreement and Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser and the materials provided by the Sub-Adviser relating to the Advisory Agreement between the Trust and the Adviser and the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, respectively. With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s and Sub-Adviser’s Form ADV, a description of the manner in which investment decisions are made for the Funds by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser to each of the Funds, a review of the experience of professional personnel performing services for each of the Funds, including the team of individuals that primarily monitor and execute the investment and administration process, and a certification from each of the Adviser and Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that each of the Adviser and Sub-Adviser has adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics.

In reaching their conclusions, the Trustees considered that the Adviser delegates day-to-day investment decisions of the Fund to the Sub-Adviser and that the Adviser generally provides management and operational oversight of the Sub-Adviser. With respect to the Adviser, the Board noted the number of services provided by the Adviser, including selection of service providers,

The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2015

monitoring of the performance of the assets managed by the Sub-Adviser, trading, proxy voting, regulatory reporting, and through an affiliate, distribution. The Board considered that the Adviser provides additional compliance support services and that the Adviser’s CCO actively monitors the compliance regime of the Sub-Adviser, and due in part to the support by the Adviser, there have been no material compliance issues since the commencement of operations of any of the Funds. The Board concluded that the practices of the Adviser were adequate and further concluded that the Adviser had sufficient quality and depth of personnel, resources, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to each of the Funds were satisfactory and reliable.

With respect to the Sub-Adviser, the Board considered the experience and performance of the Sub-Adviser’s portfolio management team, research staff, and compliance program. The Board considered that the Sub-Adviser has over $1.8 billion in assets under management and uses the Funds within other strategies and portfolios it offers as part of a wrap fee advisory arrangement or to other clients via separate accounts. The Board considered the relative sophistication and techniques employed by the Sub-Adviser in designing and executing the investment strategies of each of the Funds. The Board also considered that the Sub-Adviser has not experienced any material compliance issues and that the level of communication between the Adviser and Sub-Adviser is sufficient, and concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-advisory Agreements and that the nature, overall quality and extent of the management services provided by Sub-Adviser to each of the Funds were satisfactory and reliable.

Performance. The Trustees considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser and does not directly manage the investment decisions of the Funds, however, the Adviser provides support to the Sub-Adviser in the execution of its investment strategy, including with respect to trade oversight, obtaining derivative agreements and reporting to the Board. The Board considered that the Adviser appears to be adequately monitoring the Sub-Adviser’s adherence to each Fund’s investment objective and appears to be carrying out its functions appropriately, including with respect to compliance and trade execution.

With respect to the performance of the Sub-Adviser, the Board considered the performance of each of the Funds compared to their primary benchmark index for various periods.

The Board considered the performance of the Quantified Managed Income Fund, noting that the Fund underperformed the Barclay Aggregate Bond Index by 5.43% and 3.39% for the one-year and since inception (August 9, 2013) periods ended March 31, 2015, respectively. The Board considered that the Sub-Adviser attributed the Fund’s underperformance to a variety of factors, and the Board discussed those factors. The Board considered the Sub-Adviser’s actions to correct the Fund’s underperformance, and concluded the steps appeared reasonable.

The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2015

The Board considered the performance of the Quantified Alternative Investment Fund, noting that the Fund underperformed the Morningstar Multi-Alternative Index by 1.93% for the year ended March 31, 2015, but has outperformed the Index by 3.52% for the since inception (August 9, 2013) period ended March 31, 2015. The Board considered that the Sub-Adviser has identified factors that negatively impacted performance, and has taken corrective actions.

The Board next considered the performance of the Quantified Market Leaders Fund, noting that the Fund underperformed the Wilshire 5000 Index by 5.12% and 6.52% for the one-year and since inception (August 9, 2013) periods ended March 31, 2015, respectively. The Board considered that the Sub-Adviser has factors that negatively impacted performance, and has taken corrective actions. They discussed the relatively short life of the Fund, and agreed that a longer track record will provide more meaningful data for judging performance.

The Board lastly considered the performance of the Quantified All-Cap Equity Fund, noting that the Fund underperformed the S&P 500 Index by 9.70% and 11.56% for the one-year and since inception (August 9, 2013) periods ended March 31, 2015, respectively. The Board considered that the Sub-Adviser had reported that although the Fund had direct exposure to the S&P 500 Index via futures contracts, the Fund’s portfolio was over weighted to small- and mid-cap stocks that did not generate returns in line with that of the S&P 500 Index. The Board further considered that the Sub-Adviser had represented that it had introduced more investment themes for the Fund to allocate to, as well as allocating to investments that focused more on exposure to large-cap stocks. The Board concluded that the adjustments made by the Sub-Adviser appeared reasonable.

The Board took into account the returns generated by each of the Funds and the actions taken by the Sub-Adviser to address Fund underperformance as compared to each Fund’s selected performance benchmark. Based on the information provided, the Board concluded that the Sub-Adviser was taking active steps to improve Fund performance and that the Sub-Adviser’s overall service to the Funds was satisfactory and that the Sub-Adviser was expected to obtain an acceptable level of investment returns to shareholders.

Fees and Expenses. As to the costs of the services rendered by each of the Adviser and Sub-Adviser, the Trustees first considered the level of overall advisory fees charged by each Fund.

With respect to the Quantified Managed Income Fund, the Board considered that the advisory fee of 0.75% as compared to the Intermediate Term Bond Morningstar category, for funds that were comparable to the size of the Quantified Managed Income Fund, was higher than average but within the range of comparable funds in the category. With respect to the Quantified All-Cap Equity Fund, the Board considered that the advisory fee of 0.75% as compared to the Mid-Cap Blend Morningstar category, for funds that were comparable to the size of the Quantified All-Cap Equity Fund, was below the mean of the category. With respect to the Quantified Alternative Investment Fund, the Board considered that the advisory fee of 0.75% as compared to the Multi-Alternative Morningstar category, for funds that were comparable to the

The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2015

size of the Quantified Alternative Investment Fund, was below the mean of the category. With respect to the Quantified Market Leaders Fund, the Board considered that the advisory fee of 0.75% as compared to the Large Growth Morningstar category, for funds that were comparable to the size of the Quantified Market Leaders Fund, was below the mean of the category.

The Board also considered the allocation of the responsibilities as between the Adviser and Sub-Adviser, noting that the Sub-Adviser is responsible for the management of the Fund’s portfolio and the Adviser provides oversight and support services to the Sub-Adviser as well as trade execution, and reviewed the fees payable to each of the Adviser and Sub-Adviser. The Board considered the allocation of the advisory fee payable to each Fund and the portion retained by the Adviser. The Trustees further noted that the Adviser will only retain between 0.20% and 0.25% of the gross advisory fee for its services to each Fund, with the portion of the management fee retained by the Adviser decreasing as the assets of each Fund, respectively, increase. The Board concluded that the allocation of the advisory fee as between the Adviser and Sub-Adviser and the portion retained by the Adviser was reasonable in relation to the services rendered by the Adviser and Sub-Adviser, respectively, and further concluded that based on the comparison to similarly situated funds, coupled with the Adviser’s experience, expertise, and services provided to the Funds, that the fees to be charged by the Adviser were reasonable and in the best interests of the Funds and their respective shareholders.

Profitability. The Board also considered the profitability of each of the Adviser and Sub-Adviser, respectively, and whether such profits are reasonable in light of the services provided to each of the Funds. The Board reviewed profitability analyses prepared by each of the Adviser and Sub-Adviser for the most recent semi-annual period ended December 31, 2014 and since inception to June 30, 2014 with respect to each of the Funds. The Board considered that current asset levels were reasonably similar to those used in the profit analyses, and that based on such assets levels, that the net profits both in terms of dollar amount and as a percentage of the advisory fee allocable to each of the Adviser and Sub-Adviser were not excessive. The Board also considered that the Sub-Adviser receives revenue for certain shareholder services it provides to the Funds, and that to the extent that such compensation would be considered an additional benefit to the Sub-Adviser due to its relationship with the Funds, that such benefit was not unreasonable in relation to the services provided. The Board concluded that the Adviser’s and Sub-Adviser’s level of profitability from each of the Adviser’s and Sub-Adviser’s relationship with the Fund were reasonable.

Economies of Scale. The Board considered whether the Adviser and Sub-Adviser had realized economies of scale with respect to their management of the Funds. The Trustees reviewed and considered the profitability analyses and selected financial information of each of the Adviser and Sub-Adviser and also took into account the current assets of the Funds. The Board noted that the Adviser has agreed to compensate the Sub-Adviser on an increasing fee scale as an incentive for the Sub-Adviser to provide services to each of the funds in the Trust, including the Funds, and that the Board feels that the structure of the arrangement is appropriate. The Trustees concluded that at current and foreseeable asset levels economies of scale were not a relevant consideration at this time.

The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2015

Conclusion. Having requested and received such information from each of the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreement and the Sub-Advisory Agreements, respectively, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreements for an additional one-year period was in the best interests of each of the Funds and their current and future shareholders. In considering the Advisory Agreement and the Sub-Advisory Agreements, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of each of the Funds’ surrounding circumstances.

The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2015

Approval of Advisory and Sub-Advisory Agreement – The Quantified STF Fund

At a meeting held on August 18, 2015, (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of The Quantified STF Fund (the “Fund”), and the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Ltd. (“FPI”).

In connection with the Board’s consideration of the Advisory Agreement and Sub-Advisory Agreement, the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: the nature, extent and quality of the services provided by the Adviser and Sub-Adviser to the Fund; the investment performance of the Fund and the Sub-Adviser; the costs of the services to be provided to the Fund; the extent to which economies of scale benefit shareholders; and the profits to be realized by the Adviser and Sub-Adviser and any affiliates from the relationship with the Fund.

In its consideration of the approval of the Advisory Agreement and Sub-Advisory Agreement, the Trustees did not identify any single factor as controlling. Matters considered by the Trustees in connection with their approval of the Advisory Agreement and Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser and the materials provided by the Sub-Adviser relating to the Advisory Agreement between the Trust and the Adviser and the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, respectively. With respect to the nature, extent and quality of services provided by the Adviser, the Trustees reviewed the Adviser’s Form ADV, a description of the services to be provided by the Adviser and those services retained by the Sub-Adviser, conducted a review of the professional personnel that would perform services for the Fund, including the team of individuals that primarily monitor the administrative and investment activities of the Fund, and a certification from both the Adviser and Sub-Adviser regarding the respective its Code of Ethics.

In reaching their conclusions, the Trustees considered that the Adviser will delegate day-today investment decisions for the Fund to the Sub-Adviser and will generally provide a continuous program of investment oversight and evaluation of the Sub-Adviser’s services with respect to the Fund, including selection of service providers, monitoring of the performance of the assets managed by the Sub-Adviser, trading, proxy voting, and regulatory reporting. The Board considered that the Adviser provides additional compliance support services and that the Adviser’s CCO actively monitors the compliance regime of the Sub-Adviser, and that there have been no material compliance issues since the commencement of operations of any of funds advised by the Adviser and sub-advised by the Sub-Adviser. The Trustees then concluded that the Adviser had sufficient quality and depth of personnel, resources, and compliance policies and procedures essential to performing its duties

The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2015

under the Investment Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Fund were satisfactory.

With respect to the Sub-Adviser, the Trustees considered the consistency and experience of the Sub-Adviser’s portfolio management team. The Trustees considered that the Sub-Adviser serves in that capacity for several other funds also advised by the Adviser, and that the Board has on previous occasions reviewed the relative sophistication and techniques employed by the Sub-Adviser in designing and executing the investment strategies of each of its funds, and that in the operation of those funds the Sub-Adviser has not experienced any material compliance issues and the level of communication between the Adviser and Sub-Adviser has continued to be sufficient and effective. The Trustees then concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Sub-Adviser to the Fund was satisfactory.

Performance. The Trustees considered that the Adviser will generally delegate its day-today investment decisions to the Sub-Adviser. The Trustees noted that, although the Adviser will not directly manage the investment decisions of the Fund, based on the management of the other funds advised by the Adviser, the Adviser appears to be adequately monitoring each sub-adviser’s adherence to the applicable funds’ stated investment objectives such that it provides a reasonable basis for concluding the Adviser is carrying out its function appropriately, including its duties with respect to compliance, trade execution, overall administration of the other funds and its other related duties.

With respect to the performance of the Sub-Adviser, the Trustees considered the performance of the STF strategy composite as compared to the Fund’s proposed primary benchmark index, the NASDAQ 100 Index, and noted that the STF composite strategy underperformed the returns of the NASDAQ 100 Index for 1, 3 and 5 year periods ended June 30, 2015. The Trustees took into consideration that the Fund’s investment strategy employs tactical and hedging components that may cause the Fund to underperform a long-only index, but would also serve to mitigate the risk associated with long-only equity investments. The Trustees reviewed hypothetical research reporting as well as the returns of the published index that also follows the Fund’s investment strategy, and considered that the Fund should be able to deliver reasonable returns for investors while also managing risk, and based on the information provided, the Trustees concluded that the Sub-Adviser’s performance was satisfactory.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by the Adviser and Sub-Adviser, respectively, the Trustees discussed a comparison of proposed advisory fees and total operating expense data included in the Meeting Materials that compared the Fund’s proposed advisory fee and estimated overall expenses compared to the Morningstar Long/Short category. The Trustees considered that the Adviser proposed to charge an annual advisory fee of 1.00% of the Fund’s average net assets. The Trustees found that the Fund’s advisory fee was lower than the mean of the Morningstar category, adjusted to exclude funds with assets in excess of $150 million. With respect to the Fund’s overall expense ratio, the Trustees considered that the Fund’s estimated total annual fund operating expenses of 1.91% (Investor Class

The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2015

shares) for the first year was equal to the mean of the category. The Trustees concluded that the Fund’s advisory fee was reasonable.

The Trustees also considered the allocation of the advisory fee as between the Adviser and Sub-Adviser. The Trustees noted that the Adviser will only retain between 0.20% and 0.25% of the gross advisory fee for its services to the Fund, with the portion of the management fee retained by the Adviser decreasing as the assets of the Fund increase. The Trustees then concluded that the allocation of the advisory fee as between the Adviser and Sub-Adviser and the portion retained by each was reasonable in relation to the services rendered by each of the Adviser and Sub-Adviser, respectively.

Profitability. The Board also considered the level of profits that could be expected to accrue to the Adviser and Sub-Adviser, respectively, with respect to the Fund. The Board reviewed profitability analyses prepared for the Adviser and Sub-Adviser based on the estimated assets under management for the Fund’s first year of operations, as well as ancillary or indirect benefits the Adviser and Sub-Adviser may receive from the Fund due to transaction or other fees that affiliates of the Adviser may earn based upon the relationship with the Fund. The Board also discussed shareholder servicing payments made to the Sub-Adviser. The Trustees concluded that based on the services provided, the fees were reasonable and that anticipated profits from the Adviser’s and Sub-Adviser’s relationship with the Fund were not excessive.

Economies of Scale. The Trustees considered whether the Adviser and Sub-Adviser would realize economies of scale with respect to their management of the Fund. The Trustees considered the estimated size of the Fund and the graduated breakpoints for the Sub-Adviser based on the assets of the Fund and concluded that for the initial term of the Advisory Agreement, it is unreasonable to expect that the Adviser will achieve any meaningful economies of scale with respect the Fund. The Trustees agreed to reevaluate the issue at the next renewal period.

Conclusion. Having requested and received such information from each of the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement, respectively, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its future shareholders. In considering the Advisory Agreement and the Sub-Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s circumstances.

PRIVACY NOTICE

Rev. Jan. 2013

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

THIS PAGE INTENTIONALLY LEFT BLANK

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-747-9555 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-647-8268.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Flexible Plan Investments, Ltd.
3883 Telegraph Road, Suite 100
Bloomfield Hills, MI 48302

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 3/4/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date ___3/4/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 3/4/16